Reinsurance - Effects of Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Premiums Earned, Net [Abstract]
Direct	$ 85,670	$ 76,320	$ 69,711
Assumed	432	492	478
Ceded	(772)	(680)	(825)
Net premiums	85,330	76,132	69,364
Policyholder Benefits and Claims Incurred, Net [Abstract]
Direct	71,357	64,339	56,077
Assumed	379	398	329
Ceded	(663)	(549)	(727)
Net benefit costs	$ 71,073	$ 64,188	$ 55,679